SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 92.1%
	Automobiles & Components — 1.9%
	Automobiles — 1.9%
	Ferrari NV	110,772	$ 20,324,447
			20,324,447
	Banks — 2.7%
	Banks — 2.7%
[a]	BAWAG Group AG	140,005	5,892,204
	HDFC Bank Ltd. ADR	428,658	23,559,044
			29,451,248
	Capital Goods — 5.2%
	Electrical Equipment — 1.4%
	Schneider Electric SE	125,002	14,789,431
	Machinery — 2.5%
	Otis Worldwide Corp.	391,028	27,633,949
	Trading Companies & Distributors — 1.3%
	Ashtead Group plc	331,014	13,857,224
			56,280,604
	Commercial & Professional Services — 2.7%
	Professional Services — 2.7%
	Nihon M&A Center Holdings, Inc.	696,400	7,406,436
	Wolters Kluwer NV	227,411	22,058,469
			29,464,905
	Consumer Durables & Apparel — 4.7%
	Textiles, Apparel & Luxury Goods — 4.7%
	adidas AG	100,485	17,770,977
	LVMH Moet Hennessy Louis Vuitton SE	55,816	34,025,016
			51,795,993
	Consumer Services — 2.6%
	Hotels, Restaurants & Leisure — 2.6%
[b]	Booking Holdings, Inc.	16,531	28,912,554
			28,912,554
	Diversified Financials — 3.9%
	Capital Markets — 3.9%
	Deutsche Boerse AG	168,704	28,216,220
	Japan Exchange Group, Inc.	965,000	13,925,928
			42,142,148
	Energy — 3.4%
	Oil, Gas & Consumable Fuels — 3.4%
	Reliance Industries Ltd.	336,000	11,015,277
	TotalEnergies SE	503,270	26,565,229
			37,580,506
	Food, Beverage & Tobacco — 10.0%
	Beverages — 3.2%
	Diageo plc	391,263	16,815,226
	Kweichow Moutai Co. Ltd. Class A	57,967	17,707,978
	Food Products — 6.8%
	Nestle SA	637,911	74,465,827
			108,989,031
	Household & Personal Products — 1.4%
	Personal Products — 1.4%
	L’Oreal SA	45,000	15,529,047
			15,529,047
	Insurance — 1.4%
	Insurance — 1.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Aon plc Class A	54,972	$ 14,824,849
			14,824,849
	Materials — 5.4%
	Chemicals — 4.5%
	Air Liquide SA	220,919	29,661,326
	JSR Corp.	405,200	10,512,264
	Sika AG	40,217	9,268,046
	Containers & Packaging — 0.9%
	SIG Combibloc Group AG	447,566	9,854,750
			59,296,386
	Media & Entertainment — 10.0%
	Entertainment — 3.0%
	Activision Blizzard, Inc.	424,879	33,081,079
	Interactive Media & Services — 7.0%
	carsales.com Ltd.	1,079,412	13,701,734
[b]	Hemnet Group AB	915,742	11,252,354
	Tencent Holdings Ltd.	1,128,700	50,977,631
			109,012,798
	Pharmaceuticals, Biotechnology & Life Sciences — 10.4%
	Biotechnology — 2.5%
	CSL Ltd.	143,852	26,716,010
	Life Sciences Tools & Services — 2.2%
	Lonza Group AG	45,918	24,482,546
	Pharmaceuticals — 5.7%
	AstraZeneca plc	475,701	62,539,663
			113,738,219
	Retailing — 3.0%
	Internet & Direct Marketing Retail — 2.0%
[b]	JD.com, Inc. Class A	495,016	15,947,908
[b]	MercadoLibre, Inc.	8,727	5,557,965
	Multiline Retail — 1.0%
	B&M European Value Retail SA	2,476,858	11,056,298
			32,562,171
	Semiconductors & Semiconductor Equipment — 10.6%
	Semiconductors & Semiconductor Equipment — 10.6%
	ASML Holding NV	83,216	39,752,950
	BE Semiconductor Industries NV	88,349	4,246,889
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,507,000	72,152,017
			116,151,856
	Software & Services — 9.9%
	Information Technology Services — 9.2%
[a,b]	Adyen NV	8,705	12,661,898
[b]	Globant SA	72,364	12,591,336
	Mastercard, Inc. Class A	88,918	28,051,851
	Nomura Research Institute Ltd.	682,800	18,167,069
	Visa, Inc. Class A	144,794	28,508,491
	Software — 0.7%
[b]	Elastic NV	121,055	8,191,792
			108,172,437
	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
[a]	Cellnex Telecom SA	521,385	20,232,652
			20,232,652
	Transportation — 1.0%
	Air Freight & Logistics — 1.0%
	DSV AS	75,881	10,597,072
			10,597,072

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Total Common Stock (Cost $912,610,428)		1,005,058,923
	Exchange-Traded Funds — 4.5%
	iShares MSCI ACWI ex U.S. ETF	548,000	24,660,000
	iShares Core MSCI Total International Stock ETF	432,300	24,654,069
	Total Exchange-Traded Funds (Cost $49,499,796)		49,314,069
	Rights — 0.0%
	Media & Entertainment — 0.0%
	Interactive Media & Services — 0.0%
[b,c]	carsales.com Ltd., 7/13/2022	259,474	$ 114,625
			114,625
	Total Rights (Cost $0)		114,625
	Short-Term Investments — 3.4%
[d]	Thornburg Capital Management Fund	3,684,749	36,847,489
	Total Short-Term Investments (Cost $36,847,489)		36,847,489
	Total Investments — 100.0% (Cost $998,957,713)		$1,091,335,106
	Liabilities Net of Other Assets — (0.0)%		(255,854)
	Net Assets — 100.0%		$1,091,079,252

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $38,786,754, representing 3.55% of the Fund’s net assets.
b	Non-income producing.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2022 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Management Fund	$64,240,267	$576,224,784	$(603,617,562)	$-	$-	$36,847,489	$213,443